Share-based awards - Summary of RSU and PSU Activity (Details)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	105,256
Granted (in shares) | shares	48,626
Shares vested (in shares) | shares	(9,975)
Forfeited (in shares) | shares	(94,178)
Outstanding at end of period (in shares) | shares	49,729
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 226.29
Granted (in USD per share) | $ / shares	325.51
Shares vested (in USD per share) | $ / shares	177.38
Forfeited (in USD per share) | $ / shares	262.66
Outstanding at end of period (in USD per share) | $ / shares	$ 264.25
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	621,011
Granted (in shares) | shares	245,750
Shares vested (in shares) | shares	(115,570)
Forfeited (in shares) | shares	(62,360)
Outstanding at end of period (in shares) | shares	688,831
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 218.27
Granted (in USD per share) | $ / shares	318.49
Shares vested (in USD per share) | $ / shares	221.85
Forfeited (in USD per share) | $ / shares	233.79
Outstanding at end of period (in USD per share) | $ / shares	$ 251.87